CASH AND CASH EQUIVALENTS - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Investments in money market funds	$ 103	$ 160
Trade and other payables
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Current deposits from customers	$ 372	$ 458